S000043215 [Member] Investment Risks - AB Concentrated Growth Fund	Jun. 30, 2026
Focused Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Sector Risk: The Fund may have more risk because it may invest to a significant extent in one or more particular market sectors, such as the information technology sector. To the extent it does so, market or economic factors affecting the relevant sector(s) could have a major effect on the value of the Fund’s investments.

Capitalization Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Capitalization Risk: Investments in mid‑capitalization companies may be more volatile and less liquid than investments in large-capitalization companies.

Capital Gain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Capital Gain Risk: As of the date of this Prospectus, a substantial portion of the Fund’s net asset value is attributable to realized and/or net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses in any fiscal year, it generally expects to make capital gain distributions to shareholders. You may receive distributions that are attributable to appreciation of portfolio securities that happened before you made your investment. Unless you purchase shares through a tax‑advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you even though they economically represent a return of a portion of your investment. You should consult your tax professional about your investment in the Fund.

Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
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Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

Market Risks [Member]
Prospectus [Line Items]
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Market Risk: The value of the Fund’s assets will fluctuate as the market or markets in which the Fund invests fluctuate. The value of the Fund’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other local, regional or global events, including public health crises (including the occurrence of a contagious disease or illness), terrorism, war, changing interest rate levels, the imposition of new or additional tariffs, or global conflicts, any of which can affect large portions of the securities markets. It includes the risk that a particular style of investing may be underperforming the market generally.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
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Non‑diversification Risk: The Fund may have more risk because it is “non‑diversified”, meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV.